Employee benefits	12 Months Ended
Dec. 31, 2014
Employee Benefits and Share-based Compensation [Abstract]
Employee benefits
Employee benefits

Pension plans

The Company has retirement plans covering substantially all employees. The principal plans are defined contribution plans, except for the plans of the Company’s operations in the Netherlands and Japan.

Multi-employer plan
The Company’s employees in the Netherlands, approximately 143 employees, participate in a multi-employer union plan, “Pensioenfonds van de Metalektro” (PME), determined in accordance with the collective bargaining agreements effective for the industry in which ASMI operates. This collective bargaining agreement has no expiration date. This multi-employer union plan covers approximately 1,260 companies and 145,000 contributing members. ASMI’s contribution to the multi-employer union plan is less than 5% of the total contribution to the plan as per the annual report for the year ended December 31, 2013. The plan monitors its risks on a global basis, not by company or employee, and is subject to regulation by Dutch governmental authorities. By law (the Dutch Pension Act), a multi-employer union plan must be monitored against specific criteria, including the coverage ratio of the plan assets to its obligations. This coverage ratio must exceed 104.3% for the total plan. Every company participating in a Dutch multi-employer union plan contributes a premium calculated as a percentage of its total pensionable salaries, with each company subject to the same percentage contribution rate. The premium can fluctuate yearly based on the coverage ratio of the multi-employer union plan. The pension rights of each employee are based upon the employee’s average salary during employment.

ASMI’s net periodic pension cost for this multi-employer union plan for any period is the amount of the required contribution for that period. A contingent liability may arise from, for example, possible actuarial losses relating to other participating entities because each entity that participates in a multi-employer union plan shares in the actuarial risks of every other participating entity or any responsibility under the terms of a plan to finance any shortfall in the plan if other entities cease to participate.

The coverage ratio of the multi-employer union plan decreased to 102.0% as of December 31, 2014 (December 31, 2013: 103.4%). Because of the low coverage ratio PME prepared and executed a so-called Recovery Plan which was approved by De Nederlandsche Bank, the Dutch central bank, which is the supervisor of all pension companies in the Netherlands. Due to the low coverage ratio and according the obligation of the “Recovery Plan” the pension premium percentage is 23.6% in 2014 (2013: 24.1%). The coverage ratio is calculated by dividing the plan assets by the total sum of pension liabilities and is based on actual market interest.

The Company accounts for the multi-employer plan as if it were a defined contribution plan as the manager of the plan, PME, stated that its internal administrative systems do not enable PME to provide the Company with the required Company-specific information in order to account for the plan as a defined benefit plan. The Company's net periodic pension cost for the multi-employer plan for a fiscal period is equal to the required contribution for that period.

Defined benefit plan
The Company’s employees in Japan participate in a defined benefit plan. The Company makes contributions to defined benefit plans in Japan that provide pension benefits for employees upon retirement. These are average-pay plans, based on the employees' years of service and compensation near retirement.

The most recent actuarial valuations of plan assets and the present value of the defined benefit obligation were carried out at December 31, 2014. The present value of the defined benefit obligation and the related current service cost and passed service cost were measured using the Projected Unit Credit Method.

The funded status of the plan and the amounts not yet recognized in the Consolidated Statement of Operations and the amounts recognized in the Consolidated Balance Sheet are as follows:

	December 31,
	2013	2014
Defined benefit obligations	(7,604)	(8,079)
Fair value of plan assets	5,127	6,297
Funded status/(deficit)	(2,477)	(1,782)

The changes in defined benefit obligations and fair value of plan assets are as follows:

	December 31,
	2013	2014
Defined benefit obligations
Balance January 1	8,357	7,604
Current service cost	529	515
Interest on obligation	113	69
Actuarial losses (gains)	660	98
Benefits paid	(128)	(164)
Foreign currency translation effect	(1,927)	(43)
Balance December 31	7,604	8,079

Fair value of plan assets
Balance January 1	4,794	5,127
Expected return on plan assets	142	165
Actuarial (losses) gains	289	64
Company contribution	1,233	1,162
Benefits paid	(128)	(164)
Foreign currency translation effect	(1,203)	(57)
Balance December 31	5,127	6,297

The net periodic benefit cost consists of the following:

	December 31,
	2012	2013	2014
Current service cost	731	529	515
Interest on obligation	121	113	69
Expected return on plan assets	(144)	(142)	(165)
Amortization deferred actuarial loss	46	—	—
Amortization of past service cost	(55)	(44)	(40)
Net periodic pension benefit cost	699	456	379

The actual return on plan assets was €431 and €229 for the years ended December 31, 2013 and 2014 respectively.

The assumptions in calculating the actuarial present value of benefit obligations and net periodic benefit cost are as follows:

	2012	2013	2014
Discount rate for obligations	1.55%	1.50%	0.90%
Expected return on plan assets	3.00%	3.00%	1.40%
Expected rate of compensation increase	2.93%	2.93%	2.93%

The allocation of plan assets is as follows:

	December 31,
	2013		2014
Equity	1,351	26%	1,655	26%
Bonds	3,019	59%	3,639	58%
Loans	453	9%	674	11%
Real estate	89	2%	78	1%
Other	215	4%	251	4%
	5,127	100%	6,297	100%

The investment strategy is determined based on an asset-liability study in consultation with investment advisers and within the boundaries given by regulatory bodies for pension funds. Equity securities consist primarily of publicly traded Japanese companies and common collective funds. Publicly traded equities are valued at the closing prices reported in the active market in which the individual securities are traded (level 1). Common collective funds are valued at the published price (level 1) per share multiplied by the number of shares held as of the measurement date.
Fixed income (bonds and loans) consists of corporate bonds, government securities and common collective funds. Corporate and government securities are valued by third-party pricing sources (level 2). Common collective funds are valued at the net asset value per share (level 2) multiplied by the number of shares held as of the measurement date.

Real estate fund and other values are primarily reported by the fund manager and are based on valuation of the underlying investments (level 3) which include inputs such as cost, discounted cash flows, independent appraisals and market based comparable data.

The plan assets do not include any of the Company’s shares.

Retirement plan costs
ASMI contributed €1,162 to the defined benefit plan in 2014. The Company expects to pay benefits for years subsequent to December 31, 2014 as follows:

2015	318
2016	208
2017	506
2018	653
2019	608
Aggregate for the years 2020-2024	2,860
Total	5,153

Retirement plan costs consist of the following:

	December 31,
	2012	2013	2014
Defined contribution plans	16,952	5,277	2,563
Multi-employer plans	1,420	1,274	1,220
Defined benefit plans	2,779	988	379
Total retirement plan costs	21,151	7,539	4,162

The Company does not provide for any significant post-retirement benefits other than pensions.

Employee and Executive Long-Term Incentive Plan

The Company has adopted various stock option plans and has entered into stock option agreements with various employees. Under these plans, employees may purchase a specific number of shares of the Company’s common stock. Options are priced at market value in euro or US dollars on the date of grant.

2011 Long-term Incentive Plan
In 2011 a Stock Option Plan was adopted. In this plan to limit potential dilution, the amount of outstanding (vested and non-vested) options granted to the Management Board and to other employees will not exceed 7.5% of the issued ordinary share capital of ASMI. The Stock Option Plan 2011 consists of two sub-plans: the ASMI Stock Option Plan for employees (ESOP) and the ASMI Stock Option for members of the Management Board (MSOP).

For employees and existing Management Board members the Grant Date for all options granted is December 31 of the relevant year. In each of these situations the three year Vesting Period starts at the Grant Date. The exercise price in euro of all options issued under the SOPS is determined on the basis of the market value of the ASMI shares at (i.e. immediately prior to) the Grant Date.

The exercise period is 4 years starting at the 3rd anniversary of the vesting date.
2014 Long-Term Incentive Plan
In 2014 a new Long-Term Incentive Plan was adopted. In the new plan to limit potential dilution, the amount of outstanding (vested and non-vested) options and shares granted to the Management Board and to other employees will not exceed 5.0% of the issued ordinary share capital of ASMI. The new Long-Term Incentive Plan 2014 consists of two sub-plans: the ASM International N.V. 2014 Long Term Incentive Plan for Employees (ELTI) and the ASM International N.V. 2014 Long Term Incentive Plan for members of the Management Board (MLTI).

Options and performance shares are issued to Management Board members and restricted shares are issued to employees once per annum on the date following the publication of the first quarter results of the relevant year. Possible grant to newly hired employees can be issued once a quarter, on the date following the publication of the financial results of the relevant quarter. The number of options and shares outstanding under the Long-Term Incentive plans or under any other plan or arrangement in aggregate may never exceed 5.0% of ASMI’s share capital. In accordance with the ASMI Remuneration Policy an exception is made for a transition period of four years, during which the dilution may exceed 5% but will not exceed 7.5%.

Authority to issue options and shares
By resolution of the AGM of May 21, 2014 the formal authority to issue options and shares was allocated to the Management Board subject to the approval of the Supervisory Board. This authority is valid for 18 months and needs to be refreshed annually by the AGM to allow the continued application of the LTI plans beyond November 20, 2015. The ELTI is principally administered by the Management Board and the MLTI is principally administered by the Supervisory Board. This complies with applicable corporate governance standards. However, the Supervisory Board has no power to represent the Company. For external purposes the Management Board remains the competent body under both LTI plans. The LTI plans envisage that the Supervisory Board, or - in the case of the ELTI - the Management Board with the approval of the Supervisory Board, will determine the number of options and shares to be granted to the Management Board members and to employees.

Outstanding options and shares
At December 31, 2014, options to purchase 2,172,455 shares have been issued under the 2011 Stock Option Plan representing 4.4% of the shares outstanding per December 31, 2014. Under previous plans no more options to purchase shares can be issued. Under the various stock option plans a total of 2,789,561 options to purchase common stock were outstanding at December 31, 2014, expiring at various dates through 2020. The number of options outstanding at December 31, 2013 and 2014 were 3,308,502 and 2,789,561 respectively. The number of restricted shares outstanding at December 31, 2014 was 10,215.

Capital distribution
Following the sale of a 12% share of ASMPT on March 15, 2013, a capital distribution of €4.25 per common share was effectuated on July 25, 2013. As a result of this capital distribution the underlying value of ASMI option holders was diluted. The Management Board of ASMI and the Supervisory Board of ASMI decided to apply a theoretical adjustment ratio of 0.84794 to the outstanding options granted to employees including members of the Management Board as determined based on the specific rules issued and applied by NYSE Liffe. These specific rules issued by NYSE Liffe are similar to the adjustment ratio as applied to traded securities that are also not entitled to receive the capital distribution. Under these rules a theoretical adjustment ratio was determined based on the value and the effective date of the capital distribution and this ratio was applied to adjust the original number of the options and the original exercise price of the outstanding options.
Options outstanding
The following is a summary of changes in options outstanding:

	Euro-plans		US dollar-plans
	Number of options	Weighted average exercise price in €	Number of options	Weighted average exercise price in US$
Balance January 1, 2012	1,319,957	19.08	515,110	20.83
Options granted	708,891	27.04	—	—
Options forfeited	(44,500)	15.49	(29,400)	20.63
Options exercised	(59,660)	15.08	(85,310)	20.42
Balance December 31, 2012	1,924,688	22.22	400,400	20.94
Options forfeited	(25,050)	24.72	(1,220)	13.65
Options exercised	(23,550)	15.91	(52,670)	15.97
Balance July 25, 2013	1,876,088	22.26	346,510	21.72
Adjustment following capital distribution	336,446	18.88	62,145	18.42
Options granted	776,450	23.73	—	—
Options forfeited	(39,271)	20.93	(2,830)	9.06
Options exercised	(29,361)	10.70	(17,675)	12.66
Balance December 31, 2013	2,920,352	20.22	388,150	18.75
Options forfeited	(41,366)	22.00	(1,416)	18.08
Options exercised	(175,650)	15.68	(300,509)	12.53
Balance December 31, 2014	2,703,336	20.49	86,225	21.18

The weighted average fair values of employee stock option granted in euro were €12.27 in 2012 and €10.22 in 2013.

As a result of the newly adopted 2014 Long-term Incentive Plan under which restricted shares, performance shares and employee stock options may be granted in the period following the publication of the first quarterly results no stock options were granted in 2014.

The total intrinsic value of options exercised was €2,209, €1,651 and €7,311 for the years ended December 31, 2012, 2013 and 2014 respectively. In 2012, 2013 and 2014 new shares have been issued for the exercise of 144,570 options, 125,402 options and 354,650 options respectively.

On December 31, 2014 options outstanding and options exercisable classified by range of exercise prices are:

	Options outstanding			Options exercisable
Range of exercise prices	Number outstanding	Weighted average remaining contractual life	Weighted average exercise price	Number exercisable	Weighted average exercise price
In US$		In years	In US$		In US$
1.00-10.00	10,098	4.0	7.60	10,098	7.60
10.00-20.00	42,565	1.7	17.82	42,565	17.82
20.00-30.00	33,562	2.0	29.52	23,658	29.45
US$1.00-30.00	86,225	2.1	21.18	76,321	20.07
In EUR		In years	In EUR		In EUR
10.00-15.00	349,415	1.8	12.03	349,415	12.03
15.00-20.00	780,827	3.5	18.59	780,826	18.59
20.00-25.00	1,573,094	5.5	23.31	10,380	22.47
€1.00-25.00	2,703,336	4.4	20.49	1,140,621	16.61

At December 31, 2014, the aggregate intrinsic value of all options outstanding and all options exercisable is €41,019 and €22,504 respectively.

The cost relating to employee stock options is measured at fair value on the grant date. The fair value was determined using the Black-Scholes option valuation model with the following weighted average assumptions:

	December 31,
	2012	2013
Expected life (years)	7	7
Risk free interest rate	3.28%	2.93%
Dividend yield	0.64%	0.90%
Expected volatility	41.98%	41.52%

No employee stock options were granted during 2014.

The grant date fair value of the stock options is expensed on a straight-line basis over the vesting period, based on the Company’s estimate of stock options that will eventually vest. The impact of the true up of the estimates is recognized in the consolidated statement of operations in the period in which the revision is determined. We recorded compensation expenses of €3,242, €4,440 and €7,417 for 2012, 2013 and 2014 respectively. The compensation expenses for 2014 include a true up for a lower non-vesting assessment of €971 .

Restricted shares outstanding
As a result of the newly adopted 2014 Long-term Incentive Plan under which restricted shares, performance shares and employee options may be granted in the period following the publication of the first quarterly results no shares were granted in 2014. During the year 2014 restricted shares were granted to new hired employees only. The number of restricted shares outstanding at December 31, 2014 was 10,215.